UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund

September 30, 2009

1.852679.101

DYS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 55.2%
	Shares	Value
Diversified Emerging Markets Funds - 4.0%
Fidelity Emerging Markets Fund (b)	49,494	$ 1,039,877
iShares MSCI Emerging Markets Index ETF	127,600	4,964,916
Market Vectors Africa Index ETF	10,700	309,872
Market Vectors Gulf States ETF (a)	7,500	173,250
PowerShares MENA Frontier Countries Portfolio ETF	15,700	227,650
SPDR S&P Emerging Middle East & Africa ETF	10,400	618,696
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,334,261
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	441,225
Foreign Large Blend Funds - 0.9%
Fidelity Canada Fund (b)	12,974	611,970
iShares MSCI EAFE Index ETF	17,600	962,720
TOTAL FOREIGN LARGE BLEND FUNDS		1,574,690
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	57,605	475,243
Large Blend Funds - 16.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	518,534	3,308,247
Fidelity Disciplined Equity Fund (b)	268,053	5,446,842
Fidelity Mega Cap Stock Fund (b)	708,731	5,910,820
Rydex Russell Top 50 ETF	11,600	919,416
S&P Depositary Receipts Trust unit Series 1 ETF	132,000	13,933,920
TOTAL LARGE BLEND FUNDS		29,519,245
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	12,813	598,634
iShares MSCI Brazil Index ETF	10,100	683,467
TOTAL LATIN AMERICA STOCK FUNDS		1,282,101
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	28,949	634,266
Pacific Asia ex-Japan Stock Funds - 1.9%
Fidelity China Region Fund (b)	25,099	657,346
iPath MSCI India Index ETN (a)	5,510	324,704
iShares MSCI Australia Index ETF	22,950	518,670
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Hong Kong Index ETF	22,400	$ 347,648
SPDR S&P China ETF	23,500	1,568,860
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,417,228
Sector Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	26,945	1,012,576
Sector Funds - Consumer Discretionary - 1.4%
Fidelity Select Consumer Discretionary Portfolio (b)	146,547	2,579,220
Sector Funds - Consumer Staples - 2.0%
Fidelity Select Consumer Staples Portfolio (b)	58,690	3,478,583
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	172,194
TOTAL SECTOR FUNDS - CONSUMER STAPLES		3,650,777
Sector Funds - Energy - 5.3%
Fidelity Select Energy Portfolio (a)(b)	92,797	3,903,982
Fidelity Select Energy Services Portfolio (a)(b)	13,447	757,039
Fidelity Select Natural Gas Portfolio (a)(b)	28,106	879,434
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	771,358
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	426,468
Market Vectors Coal ETF	12,800	390,144
Market Vectors Solar Energy ETF (a)	9,700	146,470
PowerShares Cleantech ETF	16,755	394,245
PowerShares Global Clean Energy ETF	18,400	305,072
PowerShares Global Wind Energy Portfolio ETF	10,200	170,136
PowerShares WilderHill Clean Energy ETF (a)	13,100	142,266
PowerShares WilderHill Progressive Energy ETF	15,500	349,215
SPDR Oil & Gas Equipment & Services ETF	28,900	801,975
SPDR S&P Oil & Gas Exploration & Production ETF	6,900	266,478
TOTAL SECTOR FUNDS - ENERGY		9,704,282
Sector Funds - Financial - 3.3%
Fidelity Select Financial Services Portfolio (b)	63,103	3,748,936
SPDR Financial Select Sector ETF	154,400	2,306,736
TOTAL SECTOR FUNDS - FINANCIAL		6,055,672
Sector Funds - Health - 2.9%
Fidelity Select Biotechnology Portfolio (a)(b)	6,008	399,141
Equity Funds - continued
	Shares	Value
Sector Funds - Health - continued
Fidelity Select Health Care Portfolio (b)	39,491	$ 3,964,470
SPDR S&P Biotech ETF	16,621	891,883
TOTAL SECTOR FUNDS - HEALTH		5,255,494
Sector Funds - Industrials - 2.0%
Fidelity Select Industrials Portfolio (b)	184,680	3,113,704
Market Vectors Environmental Services ETF	5,500	224,455
PowerShares Water Resources Portfolio ETF	23,900	399,369
TOTAL SECTOR FUNDS - INDUSTRIALS		3,737,528
Sector Funds - Miscellaneous - 0.2%
iShares Dow Jones U.S. Home Construction Index ETF	24,800	305,288
Sector Funds - Natural Resources - 4.4%
Alerian MLP Index ETN	108,600	2,718,258
Claymore Oil Sands Sector ETF	15,442	227,916
Fidelity Global Commodity Stock Fund (b)	25,523	344,046
Fidelity Select Materials Portfolio (b)	21,034	1,047,300
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	427,128
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)	60,000	550,397
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)	60,000	566,651
iShares S&P North American Natural Resources Sector Index ETF	15,627	507,096
Market Vectors Agribusiness ETF	18,500	714,840
Market Vectors Global Alternative Energy ETF	5,700	145,692
Market Vectors RVE Hard Assets Producers ETF	9,227	284,653
PowerShares Global Water ETF	26,800	468,464
TOTAL SECTOR FUNDS - NATURAL RESOURCES		8,002,441
Sector Funds - Real Estate - 1.1%
DJ Wilshire REIT ETF	15,900	724,086
Fidelity International Real Estate Fund (a)(b)	27,782	245,034
Fidelity Real Estate Income Fund (b)	39,965	355,687
Fidelity Real Estate Investment Portfolio (b)	17,801	330,928
iShares FTSE NAREIT Residential Index ETF	7,700	217,679
SPDR DJ Wilshire International Real Estate ETF	6,600	234,960
TOTAL SECTOR FUNDS - REAL ESTATE		2,108,374
Sector Funds - Technology - 6.0%
Fidelity Select Technology Portfolio (b)	86,056	5,831,154
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - continued
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	$ 4,317,045
SPDR S&P Semiconductor ETF	17,800	733,894
TOTAL SECTOR FUNDS - TECHNOLOGY		10,882,093
Sector Funds - Utilities - 1.6%
Claymore S&P Global Water Index ETF	20,600	367,916
Fidelity Select Utilities Portfolio (b)	31,056	1,346,582
First Trust ISE Water Index ETF	17,700	323,379
iShares S&P Global Infrastructure Index ETF	4,000	134,120
iShares S&P Global Utilities Sector Index ETF	6,600	310,464
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	363,486
TOTAL SECTOR FUNDS - UTILITIES		2,845,947
TOTAL EQUITY FUNDS (Cost $105,863,949)		100,817,951
Fixed-Income Funds - 26.2%

Bank Loan Funds - 1.1%
Fidelity Floating Rate High Income Fund (b)	223,780	2,087,872
Conservative Allocation Funds - 2.7%
Fidelity Strategic Real Return Fund (b)	598,737	4,981,489
High Yield Bond Funds - 2.6%
Fidelity High Income Fund (b)	545,780	4,448,109
iShares iBoxx $ High Yield Corporate Bond ETF	2,400	207,240
TOTAL HIGH YIELD BOND FUNDS		4,655,349
High Yield Fixed-Income Funds - 1.9%
Fidelity New Markets Income Fund (b)	225,118	3,433,047
Inflation-Protected Bond Funds - 5.4%
Fidelity Inflation Protected Bond Fund (b)	868,001	9,791,053
Intermediate-Term Bond Funds - 12.5%
Fidelity Investment Grade Bond Fund (b)	3,270,399	22,892,791
TOTAL FIXED-INCOME FUNDS (Cost $46,706,579)		47,841,601
Other - 10.3%
	Shares	Value
Commodity Funds - Agriculture - 0.1%
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	$ 213,723
Commodity Funds - Broad Basket - 0.7%
GreenHaven Continuous Commodity Index ETF (a)	46,600	1,117,002
ProShares Ultra DJ-AIG Commodity ETF (a)	7,500	178,650
TOTAL COMMODITY FUNDS - BROAD BASKET		1,295,652
Commodity Funds - Energy - 2.2%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	430,464
United States 12 Month Oil Fund LP ETF (a)	9,999	365,963
United States Natural Gas Fund LP ETF (a)	144,600	1,697,604
United States Oil Fund LP ETF (a)	42,100	1,523,599
TOTAL COMMODITY FUNDS - ENERGY		4,017,630
Commodity Funds - Precious Metals - 1.4%
ProShares Ultra Gold ETF (a)	66,200	2,550,686
Currency Funds - 2.1%
CurrencyShares Australian Dollar Trust ETF	4,518	399,572
CurrencyShares Canadian Dollar Trust ETF	3,798	353,822
CurrencyShares Euro Trust ETF	2,669	390,288
CurrencyShares Japanese Yen Trust ETF (a)	8,121	898,832
CurrencyShares Swiss Franc Trust ETF	3,975	381,839
WisdomTree Dreyfus Brazilian Real ETF	17,200	447,028
WisdomTree Dreyfus Chinese Yuan ETF	14,700	372,939
WisdomTree Dreyfus Emerging Currency ETF (a)	17,800	387,150
WisdomTree Dreyfus Indian Rupee ETF	12,000	296,280
TOTAL CURRENCY FUNDS		3,927,750
Precious Metals Equity Funds - 2.9%
Fidelity Select Gold Portfolio (b)	24,089	1,002,343
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	2,160,303
Horizons BetaPro COMEX Gold ETF (a)	60,000	591,312
Horizons BetaPro COMEX Silver ETF (a)	60,000	656,889
Market Vectors Gold Miners ETF (a)	19,924	902,358
TOTAL PRECIOUS METALS EQUITY FUNDS		5,313,205
Other - continued
	Shares	Value
World Bond Funds - 0.9%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	$ 1,579,501
TOTAL OTHER (Cost $20,285,888)		18,898,147
Cash Equivalents - 1.7%

Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,068,000)	3,068,000	3,068,000
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $12,133,224)	12,133,224	12,133,224
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $188,057,640)		$ 182,758,923
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,068,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 98,880
Barclays Capital, Inc.	770,925
Credit Suisse Securities (USA) LLC	616,111
HSBC Securities (USA), Inc.	1,186,563
Morgan Stanley & Co., Inc.	395,521
$ 3,068,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 1,661,977	$ 191,165	$ -	$ 3,308,247
Fidelity Blue Chip Growth Fund	280,473	-	299,553	-	-
Fidelity Canada Fund	282,290	240,969	34,232	-	611,970
Fidelity China Region Fund	285,063	219,063	31,120	-	657,346
Fidelity Disciplined Equity Fund	2,691,176	2,358,026	286,895	-	5,446,842
Fidelity Emerging Markets Fund	404,475	365,105	51,866	-	1,039,877
Fidelity Europe Fund	96,641	-	89,339	-	-
Fidelity Floating Rate High Income Fund	1,567,255	300,964	168,028	42,634	2,087,872
Fidelity Global Commodity Stock Fund	-	297,508	11,323	-	344,046
Fidelity High Income Fund	1,429,631	2,161,799	203,946	205,829	4,448,109
Fidelity Inflation Protected Bond Fund	9,036,387	3,560,010	3,352,021	36,524	9,791,053
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	30,379,955	21,446,269	37,510	12,133,224
Fidelity International Real Estate Fund	39,655	177,004	13,678	-	245,034
Fidelity International Small Cap Opportunities Fund	208,438	182,552	25,933	-	475,243
Fidelity Investment Grade Bond Fund	11,229,491	11,477,592	1,458,307	525,286	22,892,791
Fidelity Japan Fund	25,674	-	24,335	-	-
Fidelity Latin America Fund	218,943	219,063	31,119	-	598,634
Fidelity Leveraged Company Stock Fund	262,646	228,525	32,157	2,160	634,266
Fidelity Mega Cap Stock Fund	3,251,511	2,296,672	458,779	59,389	5,910,820
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity New Markets Income Fund	$ 2,268,805	$ 507,786	$ 237,672	$ 145,609	$ 3,433,047
Fidelity Real Estate Income Fund	129,359	184,045	22,844	7,130	355,687
Fidelity Real Estate Investment Portfolio	106,359	180,367	19,786	3,427	330,928
Fidelity Select Biotechnology Portfolio	240,380	145,909	25,936	-	399,141
Fidelity Select Consumer Discretionary Portfolio	1,246,071	979,837	124,436	1,008	2,579,220
Fidelity Select Consumer Staples Portfolio	1,882,486	1,348,816	187,126	1,510	3,478,583
Fidelity Select Defense & Aerospace Portfolio	107,702	552	105,692	552	-
Fidelity Select Energy Portfolio	1,793,955	1,379,836	176,278	-	3,903,982
Fidelity Select Energy Services Portfolio	248,856	365,104	51,866	-	757,039
Fidelity Select Financial Services Portfolio	2,012,629	1,367,964	282,303	9,381	3,748,936
Fidelity Select Gold Portfolio	490,396	365,105	51,867	-	1,002,343
Fidelity Select Health Care Portfolio	1,935,494	1,587,526	199,063	4,888	3,964,470
Fidelity Select Industrials Portfolio	1,597,226	1,076,309	153,220	4,015	3,113,704
Fidelity Select Materials Portfolio	412,799	353,537	45,141	949	1,047,300
Fidelity Select Natural Gas Portfolio	331,965	365,105	51,866	-	879,434
Fidelity Select Software & Computer Services Portfolio	54,948	-	60,037	-	-
Fidelity Select Technology Portfolio	2,085,141	2,067,320	225,328	-	5,831,154
Fidelity Select Telecommunications Portfolio	447,929	393,281	54,495	912	1,012,576
Fidelity Select Utilities Portfolio	1,000,691	378,176	124,829	5,306	1,346,582
Fidelity Strategic Real Return Fund	2,213,747	2,440,357	240,361	19,700	4,981,489
Total	$ 56,857,589	$ 71,613,716	$ 30,650,211	$ 1,113,719	$ 112,790,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $189,912,649. Net unrealized depreciation aggregated $7,153,726, of which $10,929,762 related to appreciated investment securities and $18,083,488 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Exchange Traded Funds (ETFs) and Exchanged Traded Notes (ETNs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs and ETNs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.852739.101

ADYS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Investments reflect the categorization of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 55.2%
	Shares	Value
Diversified Emerging Markets Funds - 4.0%
Fidelity Emerging Markets Fund (b)	49,494	$ 1,039,877
iShares MSCI Emerging Markets Index ETF	127,600	4,964,916
Market Vectors Africa Index ETF	10,700	309,872
Market Vectors Gulf States ETF (a)	7,500	173,250
PowerShares MENA Frontier Countries Portfolio ETF	15,700	227,650
SPDR S&P Emerging Middle East & Africa ETF	10,400	618,696
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,334,261
Europe Stock Funds - 0.2%
Market Vectors Russia ETF	15,900	441,225
Foreign Large Blend Funds - 0.9%
Fidelity Canada Fund (b)	12,974	611,970
iShares MSCI EAFE Index ETF	17,600	962,720
TOTAL FOREIGN LARGE BLEND FUNDS		1,574,690
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (b)	57,605	475,243
Large Blend Funds - 16.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (b)	518,534	3,308,247
Fidelity Disciplined Equity Fund (b)	268,053	5,446,842
Fidelity Mega Cap Stock Fund (b)	708,731	5,910,820
Rydex Russell Top 50 ETF	11,600	919,416
S&P Depositary Receipts Trust unit Series 1 ETF	132,000	13,933,920
TOTAL LARGE BLEND FUNDS		29,519,245
Latin America Stock Funds - 0.7%
Fidelity Latin America Fund (b)	12,813	598,634
iShares MSCI Brazil Index ETF	10,100	683,467
TOTAL LATIN AMERICA STOCK FUNDS		1,282,101
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (b)	28,949	634,266
Pacific Asia ex-Japan Stock Funds - 1.9%
Fidelity China Region Fund (b)	25,099	657,346
iPath MSCI India Index ETN (a)	5,510	324,704
iShares MSCI Australia Index ETF	22,950	518,670
Equity Funds - continued
	Shares	Value
Pacific Asia ex-Japan Stock Funds - continued
iShares MSCI Hong Kong Index ETF	22,400	$ 347,648
SPDR S&P China ETF	23,500	1,568,860
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		3,417,228
Sector Funds - Communications - 0.6%
Fidelity Select Telecommunications Portfolio (b)	26,945	1,012,576
Sector Funds - Consumer Discretionary - 1.4%
Fidelity Select Consumer Discretionary Portfolio (b)	146,547	2,579,220
Sector Funds - Consumer Staples - 2.0%
Fidelity Select Consumer Staples Portfolio (b)	58,690	3,478,583
iShares Dow Jones U.S. Consumer Services Sector Index ETF	3,300	172,194
TOTAL SECTOR FUNDS - CONSUMER STAPLES		3,650,777
Sector Funds - Energy - 5.3%
Fidelity Select Energy Portfolio (a)(b)	92,797	3,903,982
Fidelity Select Energy Services Portfolio (a)(b)	13,447	757,039
Fidelity Select Natural Gas Portfolio (a)(b)	28,106	879,434
First Trust ISE-Revere Natural Gas Index Fund ETF	46,300	771,358
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index ETF	8,400	426,468
Market Vectors Coal ETF	12,800	390,144
Market Vectors Solar Energy ETF (a)	9,700	146,470
PowerShares Cleantech ETF	16,755	394,245
PowerShares Global Clean Energy ETF	18,400	305,072
PowerShares Global Wind Energy Portfolio ETF	10,200	170,136
PowerShares WilderHill Clean Energy ETF (a)	13,100	142,266
PowerShares WilderHill Progressive Energy ETF	15,500	349,215
SPDR Oil & Gas Equipment & Services ETF	28,900	801,975
SPDR S&P Oil & Gas Exploration & Production ETF	6,900	266,478
TOTAL SECTOR FUNDS - ENERGY		9,704,282
Sector Funds - Financial - 3.3%
Fidelity Select Financial Services Portfolio (b)	63,103	3,748,936
SPDR Financial Select Sector ETF	154,400	2,306,736
TOTAL SECTOR FUNDS - FINANCIAL		6,055,672
Sector Funds - Health - 2.9%
Fidelity Select Biotechnology Portfolio (a)(b)	6,008	399,141
Equity Funds - continued
	Shares	Value
Sector Funds - Health - continued
Fidelity Select Health Care Portfolio (b)	39,491	$ 3,964,470
SPDR S&P Biotech ETF	16,621	891,883
TOTAL SECTOR FUNDS - HEALTH		5,255,494
Sector Funds - Industrials - 2.0%
Fidelity Select Industrials Portfolio (b)	184,680	3,113,704
Market Vectors Environmental Services ETF	5,500	224,455
PowerShares Water Resources Portfolio ETF	23,900	399,369
TOTAL SECTOR FUNDS - INDUSTRIALS		3,737,528
Sector Funds - Miscellaneous - 0.2%
iShares Dow Jones U.S. Home Construction Index ETF	24,800	305,288
Sector Funds - Natural Resources - 4.4%
Alerian MLP Index ETN	108,600	2,718,258
Claymore Oil Sands Sector ETF	15,442	227,916
Fidelity Global Commodity Stock Fund (b)	25,523	344,046
Fidelity Select Materials Portfolio (b)	21,034	1,047,300
Horizons BetaPro NYMEX Natural Gas Bull Plus ETF (a)	28,000	427,128
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF (a)	60,000	550,397
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF (a)	60,000	566,651
iShares S&P North American Natural Resources Sector Index ETF	15,627	507,096
Market Vectors Agribusiness ETF	18,500	714,840
Market Vectors Global Alternative Energy ETF	5,700	145,692
Market Vectors RVE Hard Assets Producers ETF	9,227	284,653
PowerShares Global Water ETF	26,800	468,464
TOTAL SECTOR FUNDS - NATURAL RESOURCES		8,002,441
Sector Funds - Real Estate - 1.1%
DJ Wilshire REIT ETF	15,900	724,086
Fidelity International Real Estate Fund (a)(b)	27,782	245,034
Fidelity Real Estate Income Fund (b)	39,965	355,687
Fidelity Real Estate Investment Portfolio (b)	17,801	330,928
iShares FTSE NAREIT Residential Index ETF	7,700	217,679
SPDR DJ Wilshire International Real Estate ETF	6,600	234,960
TOTAL SECTOR FUNDS - REAL ESTATE		2,108,374
Sector Funds - Technology - 6.0%
Fidelity Select Technology Portfolio (b)	86,056	5,831,154
Equity Funds - continued
	Shares	Value
Sector Funds - Technology - continued
iShares Dow Jones U.S. Technology Sector Index ETF	83,100	$ 4,317,045
SPDR S&P Semiconductor ETF	17,800	733,894
TOTAL SECTOR FUNDS - TECHNOLOGY		10,882,093
Sector Funds - Utilities - 1.6%
Claymore S&P Global Water Index ETF	20,600	367,916
Fidelity Select Utilities Portfolio (b)	31,056	1,346,582
First Trust ISE Water Index ETF	17,700	323,379
iShares S&P Global Infrastructure Index ETF	4,000	134,120
iShares S&P Global Utilities Sector Index ETF	6,600	310,464
SPDR FTSE Macquarie Global Infrastructure 100 ETF	8,700	363,486
TOTAL SECTOR FUNDS - UTILITIES		2,845,947
TOTAL EQUITY FUNDS (Cost $105,863,949)		100,817,951
Fixed-Income Funds - 26.2%

Bank Loan Funds - 1.1%
Fidelity Floating Rate High Income Fund (b)	223,780	2,087,872
Conservative Allocation Funds - 2.7%
Fidelity Strategic Real Return Fund (b)	598,737	4,981,489
High Yield Bond Funds - 2.6%
Fidelity High Income Fund (b)	545,780	4,448,109
iShares iBoxx $ High Yield Corporate Bond ETF	2,400	207,240
TOTAL HIGH YIELD BOND FUNDS		4,655,349
High Yield Fixed-Income Funds - 1.9%
Fidelity New Markets Income Fund (b)	225,118	3,433,047
Inflation-Protected Bond Funds - 5.4%
Fidelity Inflation Protected Bond Fund (b)	868,001	9,791,053
Intermediate-Term Bond Funds - 12.5%
Fidelity Investment Grade Bond Fund (b)	3,270,399	22,892,791
TOTAL FIXED-INCOME FUNDS (Cost $46,706,579)		47,841,601
Other - 10.3%
	Shares	Value
Commodity Funds - Agriculture - 0.1%
Horizons BetaPro S&P Agribusiness North America Bull Plus ETF (a)	13,700	$ 213,723
Commodity Funds - Broad Basket - 0.7%
GreenHaven Continuous Commodity Index ETF (a)	46,600	1,117,002
ProShares Ultra DJ-AIG Commodity ETF (a)	7,500	178,650
TOTAL COMMODITY FUNDS - BROAD BASKET		1,295,652
Commodity Funds - Energy - 2.2%
ProShares Ultra DJ-AIG Crude Oil ETF (a)	38,400	430,464
United States 12 Month Oil Fund LP ETF (a)	9,999	365,963
United States Natural Gas Fund LP ETF (a)	144,600	1,697,604
United States Oil Fund LP ETF (a)	42,100	1,523,599
TOTAL COMMODITY FUNDS - ENERGY		4,017,630
Commodity Funds - Precious Metals - 1.4%
ProShares Ultra Gold ETF (a)	66,200	2,550,686
Currency Funds - 2.1%
CurrencyShares Australian Dollar Trust ETF	4,518	399,572
CurrencyShares Canadian Dollar Trust ETF	3,798	353,822
CurrencyShares Euro Trust ETF	2,669	390,288
CurrencyShares Japanese Yen Trust ETF (a)	8,121	898,832
CurrencyShares Swiss Franc Trust ETF	3,975	381,839
WisdomTree Dreyfus Brazilian Real ETF	17,200	447,028
WisdomTree Dreyfus Chinese Yuan ETF	14,700	372,939
WisdomTree Dreyfus Emerging Currency ETF (a)	17,800	387,150
WisdomTree Dreyfus Indian Rupee ETF	12,000	296,280
TOTAL CURRENCY FUNDS		3,927,750
Precious Metals Equity Funds - 2.9%
Fidelity Select Gold Portfolio (b)	24,089	1,002,343
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a)	119,700	2,160,303
Horizons BetaPro COMEX Gold ETF (a)	60,000	591,312
Horizons BetaPro COMEX Silver ETF (a)	60,000	656,889
Market Vectors Gold Miners ETF (a)	19,924	902,358
TOTAL PRECIOUS METALS EQUITY FUNDS		5,313,205
Other - continued
	Shares	Value
World Bond Funds - 0.9%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	$ 1,579,501
TOTAL OTHER (Cost $20,285,888)		18,898,147
Cash Equivalents - 1.7%

Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,068,000)	3,068,000	3,068,000
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Institutional Class (b) (Cost $12,133,224)	12,133,224	12,133,224
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $188,057,640)		$ 182,758,923
Legend
(a) Non-income producing
(b) Affiliated company
Security Type Abbreviations
ETF - Exchange-Traded Funds
ETN - Exchange-Traded Note
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,068,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 98,880
Barclays Capital, Inc.	770,925
Credit Suisse Securities (USA) LLC	616,111
HSBC Securities (USA), Inc.	1,186,563
Morgan Stanley & Co., Inc.	395,521
$ 3,068,000
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 1,741,364	$ 1,661,977	$ 191,165	$ -	$ 3,308,247
Fidelity Blue Chip Growth Fund	280,473	-	299,553	-	-
Fidelity Canada Fund	282,290	240,969	34,232	-	611,970
Fidelity China Region Fund	285,063	219,063	31,120	-	657,346
Fidelity Disciplined Equity Fund	2,691,176	2,358,026	286,895	-	5,446,842
Fidelity Emerging Markets Fund	404,475	365,105	51,866	-	1,039,877
Fidelity Europe Fund	96,641	-	89,339	-	-
Fidelity Floating Rate High Income Fund	1,567,255	300,964	168,028	42,634	2,087,872
Fidelity Global Commodity Stock Fund	-	297,508	11,323	-	344,046
Fidelity High Income Fund	1,429,631	2,161,799	203,946	205,829	4,448,109
Fidelity Inflation Protected Bond Fund	9,036,387	3,560,010	3,352,021	36,524	9,791,053
Fidelity Institutional Money Market Portfolio Institutional Class	3,199,538	30,379,955	21,446,269	37,510	12,133,224
Fidelity International Real Estate Fund	39,655	177,004	13,678	-	245,034
Fidelity International Small Cap Opportunities Fund	208,438	182,552	25,933	-	475,243
Fidelity Investment Grade Bond Fund	11,229,491	11,477,592	1,458,307	525,286	22,892,791
Fidelity Japan Fund	25,674	-	24,335	-	-
Fidelity Latin America Fund	218,943	219,063	31,119	-	598,634
Fidelity Leveraged Company Stock Fund	262,646	228,525	32,157	2,160	634,266
Fidelity Mega Cap Stock Fund	3,251,511	2,296,672	458,779	59,389	5,910,820
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity New Markets Income Fund	$ 2,268,805	$ 507,786	$ 237,672	$ 145,609	$ 3,433,047
Fidelity Real Estate Income Fund	129,359	184,045	22,844	7,130	355,687
Fidelity Real Estate Investment Portfolio	106,359	180,367	19,786	3,427	330,928
Fidelity Select Biotechnology Portfolio	240,380	145,909	25,936	-	399,141
Fidelity Select Consumer Discretionary Portfolio	1,246,071	979,837	124,436	1,008	2,579,220
Fidelity Select Consumer Staples Portfolio	1,882,486	1,348,816	187,126	1,510	3,478,583
Fidelity Select Defense & Aerospace Portfolio	107,702	552	105,692	552	-
Fidelity Select Energy Portfolio	1,793,955	1,379,836	176,278	-	3,903,982
Fidelity Select Energy Services Portfolio	248,856	365,104	51,866	-	757,039
Fidelity Select Financial Services Portfolio	2,012,629	1,367,964	282,303	9,381	3,748,936
Fidelity Select Gold Portfolio	490,396	365,105	51,867	-	1,002,343
Fidelity Select Health Care Portfolio	1,935,494	1,587,526	199,063	4,888	3,964,470
Fidelity Select Industrials Portfolio	1,597,226	1,076,309	153,220	4,015	3,113,704
Fidelity Select Materials Portfolio	412,799	353,537	45,141	949	1,047,300
Fidelity Select Natural Gas Portfolio	331,965	365,105	51,866	-	879,434
Fidelity Select Software & Computer Services Portfolio	54,948	-	60,037	-	-
Fidelity Select Technology Portfolio	2,085,141	2,067,320	225,328	-	5,831,154
Fidelity Select Telecommunications Portfolio	447,929	393,281	54,495	912	1,012,576
Fidelity Select Utilities Portfolio	1,000,691	378,176	124,829	5,306	1,346,582
Fidelity Strategic Real Return Fund	2,213,747	2,440,357	240,361	19,700	4,981,489
Total	$ 56,857,589	$ 71,613,716	$ 30,650,211	$ 1,113,719	$ 112,790,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $189,912,649. Net unrealized depreciation aggregated $7,153,726, of which $10,929,762 related to appreciated investment securities and $18,083,488 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Exchange Traded Funds (ETFs) and Exchanged Traded Notes (ETNs) are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs and ETNs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Inflation-Protected Bond Index Fund -
Series Inflation-Protected Bond Index
Class F

September 30, 2009

1.899334.100

SIB-S-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	$ 8,411,102	$ 8,410,606
1.25% 4/15/14	4,801,131	4,882,655
1.375% 7/15/18	8,251,342	8,196,803
1.625% 1/15/15	12,552,177	12,816,221
1.625% 1/15/18	8,492,308	8,606,026
1.875% 7/15/13	13,637,222	14,115,864
1.875% 7/15/15	10,966,915	11,362,096
1.875% 7/15/19	4,759,772	4,911,936
2% 4/15/12	8,757,930	9,085,839
2% 1/15/14	13,936,362	14,462,551
2% 7/15/14	12,773,485	13,301,737
2% 1/15/16	10,667,323	11,103,532
2.125% 1/15/19	8,276,496	8,714,380
2.375% 4/15/11	11,044,419	11,385,504
2.375% 1/15/17	9,432,937	10,063,341
2.5% 7/15/16	10,655,569	11,457,394
2.625% 7/15/17	8,427,182	9,174,653
3% 7/15/12	14,577,104	15,521,506
3.375% 1/15/12	4,231,703	4,504,515
3.5% 1/15/11	7,217,696	7,519,609
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $199,120,614)	199,596,768
NET OTHER ASSETS - 0.5%	979,506
NET ASSETS - 100%	$ 200,576,274
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $199,120,614. Net unrealized appreciation aggregated $476,154, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009